Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies:

Contingencies

Legal proceedings are a common aspect of the shipping industry and may arise from regulatory matters, contract disputes, or other operational issues. These may include claims related to charter agreements, insurance matters, or regulatory compliance. In March 2024, a shareholder filed a lawsuit in the High Court of the Republic of the Marshall Islands against the Company and its board, alleging fiduciary duty violations concerning the Series B Preferred Shares issued in December 2021. The plaintiff sought, among other things, to cancel the Series B Preferred Shares and claim unspecified damages. In October 2024, the High Court dismissed the lawsuit in full, and in November 2024 the plaintiff filed a notice of appeal, which is currently pending before the Supreme Court of the Republic of the Marshall Islands. While the outcome cannot be predicted with certainty, the Company believes it has substantial defenses and intends to vigorously defend against any appeal.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 11 to 60 months and extension periods vary from 7 to 26 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2024. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2025	121,214
2026	33,511
2027	2,486
Total	157,211

Lease payments – office space

In April 2018, the Company moved into its new office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five-year term. On September 16, 2020, the lease term was amended and set for ten years (i.e., April 2028), with a Company’s option to extend the lease term for two consecutive five-year terms thereafter. The monthly rent was set at Euro 12,747 and after the prepayment of Euro 250,000, on September 22, 2020 resulted in a reduced monthly rent of Euro 10,000 or ($10.4 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.0393 as of December 31, 2024). Under ASC 842, the lease is classified as an operating lease and an “operating lease liability” and an “operating lease, right-of-use asset” based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The rent expense for the years ended December 31, 2024, 2023 and 2022 was $165, $166 and $161, respectively.

The weighted average discount rate that was used for the recognition of these leases, which was the Company’s incremental borrowing rate at lease commencement, is approximately 6.24%. The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2024:

Twelve-month periods ending December 31,	Amount
2025	125
2026	125
2027	125
2028	31
Total	406
Less: discount based on incremental borrowing rate	(124)
Present value of operating lease liability	282

Operating lease liability, current	93
Operating lease liability, non-current	189
Present value of operating lease liability	282